Dunham Alternative Strategy Fund

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Supplement dated July 15, 2015 to the Prospectus and Summary Prospectus each dated February 27, 2015, as amended April 24, 2015 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus

Effective July 1, 2015, the Board of Trustees of the Dunham Funds has approved a change in the sub-advisory fee payable to Market Concepts, LLC ("mConcepts"), Sub-Adviser to the Dunham Alternative Strategy Fund (the "Fund"). The annual Base Sub-Advisory fee rate payable to mConcepts was lowered from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate was lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 24 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Dunham Alternative Strategy Fund} - Dunham Alternative Strategy Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Dunham Alternative Strategy Fund} - Dunham Alternative Strategy Fund		Class A	Class C	Class N
Management Fees	[1]	1.13%	1.13%	1.13%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses	[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		2.24%	2.99%	1.99%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2015. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.50% and can range from 0.30% to 0.70%, depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:
Expense Example - {Dunham Alternative Strategy Fund} - Dunham Alternative Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	789	1,235	1,706	3,002
Class C	302	924	1,572	3,308
Class N	202	624	1,073	2,317